Property, Plant and Equipment and Right of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment and Right of-Use Assets [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value at January 1, 2024	8,816	867	877	2,797	13,357
Additions	613	10	247	381	1,251
Disposals	(2,441)	(73)	(214)	(557)	(3,285)
Transfer from leases	96	-	-	-	96
Exchange rate difference arising	110	4	7	6	127
Gross value at December 31, 2024	7,194	808	917	2,627	11,546

Accumulated depreciation at January 1, 2024	(6,178)	(480)	(475)	(1,268)	(8,401)
Additions	(746)	(108)	(252)	(700)	(1,806)
Disposals	2,365	73	210	547	3,195
Transfer from leases	(48)	-	-	-	(48)
Exchange rate difference arising	(107)	(4)	(6)	(6)	(123)
Accumulated depreciation at December 31, 2024	(4,714)	(519)	(523)	(1,427)	(7,183)
Net value at December 31, 2024	2,480	289	394	1,200	4,363

Gross value at January 1, 2025	7,194	808	917	2,627	11,546
Additions	665	28	112	353	1,157
Business combination	1,473	16	27	41	1,557
Disposals	(1,008)	(73)	(307)	(31)	(1,418)
Transfer from leases	184				184
Exchange rate difference arising	-	-	-	-	-
Gross value at December 31, 2025	8,508	779	749	2,990	13,026

Accumulated depreciation at January 1, 2025	(4,714)	(519)	(523)	(1,427)	(7,183)
Additions	(1,003)	(110)	(263)	(781)	(2,157)
Disposals	860	72	304	31	1,267
Transfer from leases	(98)				(98)
Exchange rate difference arising	-	-	-	-	-
Accumulated depreciation at December 31, 2025	(4,955)	(557)	(482)	(2,177)	(8,171)
Net value at December 31, 2025	3,553	222	267	813	4,855

Schedule of Right-of-Use Assets

Right of-use assets

Thousands of $	Buildings	Vehicles	Equipment	TOTAL
Gross value at January 1, 2024	7,291	162	1,970	9,423
Additions	787	-	596	1,383
Lease modifications and remeasurements	4,842	-	-	4,842
Disposals	(3,613)	(162)	(74)	(3,849)
Transfer to tangible assets	-	-	(96)	(96)
Gross value on December 31, 2024	9,307	-	2,396	11,703

Accumulated depreciation
Value at January 1, 2024	(3,946)	(144)	(343)	(4,433)
Additions	(1,088)	(20)	(413)	(1,521)
Disposals	2,578	162	78	2,818
Transfer to tangible assets	-	-	48	48
Exchange rate differences	-	2	-	2
Accumulated depreciation on December 31, 2024	(2,456)	-	(630)	(3,086)
Net value at December 31, 2024	6,851	-	1,766	8,617

Gross value at January 1, 2025	9,307	-	2,396	11,703
Additions	4,028	-	79	4,107
Lease modifications and remeasurements	(752)	-	-	(752)
Disposals	(299)	-	-	(299)
Transfer to tangible assets		-	(184)	(184)
Gross value on December 31, 2025	12,284	-	2,291	14,575

Accumulated depreciation
Value at January 1, 2025	(2,456)	-	(630)	(3,086)
Additions	(1,374)	-	(485)	(1,859)
Disposals	93	-	-	93
Transfer to tangible assets	-	-	98	98
Exchange rate differences	-	-	-	-
Accumulated depreciation on December 31, 2025	(3,737)	-	(1,017)	(4,754)
Net value at December 31, 2025	8,547	-	1,274	9,821

Schedule of Amounts Related to Leases are Recognized in Profit or Loss

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $ For the years ended December 31	2025	2024	2023
Depreciation expense	1,859	1,400	1,187
Interest expense on lease liabilities	786	392	284